Fair Value of Financial Assets and Liabilities - Derivative Instruments (Change in Fair Value of Warrant and Derivative Liabilities) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivatives And Fair Value [Line Items]
Balance, derivative liability	$ 1,117,000
Changes in estimated fair value	(1,117,000)
Balance, derivative liability		$ 1,117,000
AmpliPhi Biosciences Corporation [Member]
Derivatives And Fair Value [Line Items]
Balance, derivative liability	22,000	292,000
Changes in estimated fair value		(86,000)
Exercised warrants		(184,000)
Balance, derivative liability		22,000
AmpliPhi Biosciences Corporation [Member] | June 2016 Offering Warrant Liabilities [Member]
Derivatives And Fair Value [Line Items]
Balance, derivative liability	1,000	32,000
Changes in estimated fair value		(31,000)
Balance, derivative liability		1,000
AmpliPhi Biosciences Corporation [Member] | November 2016 Offering Warrant Liabilities [Member]
Derivatives And Fair Value [Line Items]
Balance, derivative liability	21,000	260,000
Changes in estimated fair value		(55,000)
Exercised warrants		(184,000)
Balance, derivative liability		21,000
C3J [Member]
Derivatives And Fair Value [Line Items]
Balance, derivative liability	$ 1,117,000
Establishment of derivative liability associated with asset acquisition		2,841,000
Changes in estimated fair value		(1,724,000)
Balance, derivative liability		$ 1,117,000